Offerings	Jun. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ProLogium Class A Ordinary Shares
Amount Registered | shares	21,907,500
Maximum Aggregate Offering Price	$ 234,629,325.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,402.31
Rule 457(f)	true
Amount of Securities Received | shares	21,907,500
Value of Securities Received, Per Share	10.71
Value of Securities Received	$ 234,629,325.00
Fee Note MAOP	$ 234,629,325.00
Offering Note	(1) All securities being registered will be issued by Prologium Holding Inc., a Cayman Islands exempted company with limited liability ("ProLogium"), in connection with the Business Combination Agreement described in this registration statement and the proxy statement/prospectus included herein, which provides, among other things, that (i) PLG Merger Sub 1, a Cayman Islands exempted company with limited liability and a wholly-owned subsidiary of ProLogium will merge with and into Translational Development Acquisition Corp., a Cayman Islands exempted company with limited liability ("TDAC") (the "First Merger"), with TDAC surviving the First Merger as a wholly-owned subsidiary of ProLogium (TDAC as the surviving company of the First Merger, the "First Merger Surviving Company"), and (ii) immediately following the consummation of the First Merger and as part of the same overall transaction, the First Merger Surviving Company will merge with and into PLG Merger Sub 2, a Cayman Islands exempted company with limited liability and a wholly-owned subsidiary of ProLogium (the "Second Merger"), with PLG Merger Sub 2 surviving the Second Merger as a wholly-owned subsidiary of ProLogium. Pursuant to the Business Combination Agreement, (a) immediately prior to the effective time of the First Merger (the "First Merger Effective Time"), each issued and outstanding Class B ordinary share of TDAC, par value $0.0001 per share ("TDAC Class B Ordinary Shares") will be repurchased and cancelled by TDAC in exchange for the issuance of Class A ordinary shares of TDAC, par value $0.0001 per share ("TDAC Class A Ordinary Shares") in accordance with the exchange ratio provided under Article 17.2 of the Amended and Restated Memorandum and Articles of Association of TDAC ("TDAC's Articles"). Pursuant to the Sponsor Letter Agreement, the Sponsor has waived, solely in connection with the transactions contemplated by the Business Combination Agreement, any anti-dilution adjustment to the conversion ratio set forth in Article 17.3 of TDAC's Articles; (b) at the First Merger Effective Time, each issued and outstanding TDAC Class A Ordinary Share, including any TDAC Class A Ordinary Shares issued upon conversion of TDAC Class B Ordinary Shares and other than TDAC Dissenting Shares (as defined below), will be cancelled in exchange for the right to receive one Class A ordinary share of ProLogium, par value $0.0001 per share (each, a "ProLogium Class A Ordinary Share"), (c) each TDAC Class A Ordinary Share that is issued and outstanding immediately prior to the First Merger Effective Time and held by a person who has validly exercised and perfected and not effectively withdrawn or lost such person's rights to dissent from the First Merger in accordance with Section 238 of the Companies Act (As Revised) of the Cayman Islands (the "Companies Act") (each, a "TDAC Dissenting Share") will be cancelled and cease to exist and will carry no right other than the right to receive the payment of the fair value of such TDAC Dissenting Share determined in accordance with Section 238 of the Companies Act, and (d) at the First Merger Effective Time, each issued and outstanding warrant to purchase TDAC Class A Ordinary Shares ("TDAC Warrants") will be converted into and become the right to receive a corresponding warrant to purchase ProLogium Class A Ordinary Shares on the same terms and conditions as the applicable TDAC Warrants ("ProLogium Warrants"). (2) Consists of ProLogium Class A Ordinary Shares to be issued and exchanged at the First Merger Effective Time for TDAC Class A Ordinary Shares, including (i) 21,907,499 ProLogium Class A Ordinary Shares to be issued and exchanged for 21,907,499 TDAC Class A Ordinary Shares, including (A) 17,250,000 TDAC Class A Ordinary Shares that were registered pursuant to the Registration Statement on Form S-1 (File No. 333-282763) and offered by TDAC in its initial public offering ("TDAC IPO") (assuming zero redemption of such TDAC Class A Ordinary Shares) and (B) 4,657,499 TDAC Class A Ordinary Shares issued by TDAC to TDAC Partners LLC, a Delaware limited liability company (the "Sponsor") on June 12, 2026, upon the conversion of an equal number of the TDAC Class B Ordinary Shares held by the Sponsor, and (ii) one ProLogium Class A Ordinary Share to be issued and exchanged for one TDAC Class A Ordinary Share that will be converted from the remaining one TDAC Class B Ordinary Share. The number of ProLogium Class A Ordinary Shares to be registered hereunder excludes such number of ProLogium Class A Ordinary Shares to be issued and exchanged at the First Merger Effective Time for any TDAC Class A Ordinary Shares to be issued in connection with potential PIPE Investments. (3) Estimated solely for the purpose of calculating the registration fee, based on the average of the high ($10.73) and low ($10.69) prices of TDAC Class A Ordinary Shares on June 26, 2026 (within five business days prior to the date of the Registration Statement). This calculation is in accordance with Rule 457(f)(1) under the Securities Act of 1933, as amended (the "Securities Act"). (8) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (9) Paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ProLogium Warrants
Amount Registered | shares	15,700,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) All securities being registered will be issued by Prologium Holding Inc., a Cayman Islands exempted company with limited liability ("ProLogium"), in connection with the Business Combination Agreement described in this registration statement and the proxy statement/prospectus included herein, which provides, among other things, that (i) PLG Merger Sub 1, a Cayman Islands exempted company with limited liability and a wholly-owned subsidiary of ProLogium will merge with and into Translational Development Acquisition Corp., a Cayman Islands exempted company with limited liability ("TDAC") (the "First Merger"), with TDAC surviving the First Merger as a wholly-owned subsidiary of ProLogium (TDAC as the surviving company of the First Merger, the "First Merger Surviving Company"), and (ii) immediately following the consummation of the First Merger and as part of the same overall transaction, the First Merger Surviving Company will merge with and into PLG Merger Sub 2, a Cayman Islands exempted company with limited liability and a wholly-owned subsidiary of ProLogium (the "Second Merger"), with PLG Merger Sub 2 surviving the Second Merger as a wholly-owned subsidiary of ProLogium. Pursuant to the Business Combination Agreement, (a) immediately prior to the effective time of the First Merger (the "First Merger Effective Time"), each issued and outstanding Class B ordinary share of TDAC, par value $0.0001 per share ("TDAC Class B Ordinary Shares") will be repurchased and cancelled by TDAC in exchange for the issuance of Class A ordinary shares of TDAC, par value $0.0001 per share ("TDAC Class A Ordinary Shares") in accordance with the exchange ratio provided under Article 17.2 of the Amended and Restated Memorandum and Articles of Association of TDAC ("TDAC's Articles"). Pursuant to the Sponsor Letter Agreement, the Sponsor has waived, solely in connection with the transactions contemplated by the Business Combination Agreement, any anti-dilution adjustment to the conversion ratio set forth in Article 17.3 of TDAC's Articles; (b) at the First Merger Effective Time, each issued and outstanding TDAC Class A Ordinary Share, including any TDAC Class A Ordinary Shares issued upon conversion of TDAC Class B Ordinary Shares and other than TDAC Dissenting Shares (as defined below), will be cancelled in exchange for the right to receive one Class A ordinary share of ProLogium, par value $0.0001 per share (each, a "ProLogium Class A Ordinary Share"), (c) each TDAC Class A Ordinary Share that is issued and outstanding immediately prior to the First Merger Effective Time and held by a person who has validly exercised and perfected and not effectively withdrawn or lost such person's rights to dissent from the First Merger in accordance with Section 238 of the Companies Act (As Revised) of the Cayman Islands (the "Companies Act") (each, a "TDAC Dissenting Share") will be cancelled and cease to exist and will carry no right other than the right to receive the payment of the fair value of such TDAC Dissenting Share determined in accordance with Section 238 of the Companies Act, and (d) at the First Merger Effective Time, each issued and outstanding warrant to purchase TDAC Class A Ordinary Shares ("TDAC Warrants") will be converted into and become the right to receive a corresponding warrant to purchase ProLogium Class A Ordinary Shares on the same terms and conditions as the applicable TDAC Warrants ("ProLogium Warrants"). (4) Consists of ProLogium Warrants to be exchanged at the First Merger Effective Time for (i) 8,625,000 warrants included in outstanding units of TDAC sold to the public in TDAC IPO and (ii) 7,075,000 warrants issued to the Sponsor and BTIG, LLC, in connection with TDAC IPO. (5) No separate registration fee is required pursuant to Rule 457(g) under the Securities Act. (8) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (9) Paid herewith.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ProLogium Class A Ordinary Shares issuable on exercise of ProLogium Warrants
Amount Registered | shares	15,700,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 180,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,933.95
Offering Note	(1) All securities being registered will be issued by Prologium Holding Inc., a Cayman Islands exempted company with limited liability ("ProLogium"), in connection with the Business Combination Agreement described in this registration statement and the proxy statement/prospectus included herein, which provides, among other things, that (i) PLG Merger Sub 1, a Cayman Islands exempted company with limited liability and a wholly-owned subsidiary of ProLogium will merge with and into Translational Development Acquisition Corp., a Cayman Islands exempted company with limited liability ("TDAC") (the "First Merger"), with TDAC surviving the First Merger as a wholly-owned subsidiary of ProLogium (TDAC as the surviving company of the First Merger, the "First Merger Surviving Company"), and (ii) immediately following the consummation of the First Merger and as part of the same overall transaction, the First Merger Surviving Company will merge with and into PLG Merger Sub 2, a Cayman Islands exempted company with limited liability and a wholly-owned subsidiary of ProLogium (the "Second Merger"), with PLG Merger Sub 2 surviving the Second Merger as a wholly-owned subsidiary of ProLogium. Pursuant to the Business Combination Agreement, (a) immediately prior to the effective time of the First Merger (the "First Merger Effective Time"), each issued and outstanding Class B ordinary share of TDAC, par value $0.0001 per share ("TDAC Class B Ordinary Shares") will be repurchased and cancelled by TDAC in exchange for the issuance of Class A ordinary shares of TDAC, par value $0.0001 per share ("TDAC Class A Ordinary Shares") in accordance with the exchange ratio provided under Article 17.2 of the Amended and Restated Memorandum and Articles of Association of TDAC ("TDAC's Articles"). Pursuant to the Sponsor Letter Agreement, the Sponsor has waived, solely in connection with the transactions contemplated by the Business Combination Agreement, any anti-dilution adjustment to the conversion ratio set forth in Article 17.3 of TDAC's Articles; (b) at the First Merger Effective Time, each issued and outstanding TDAC Class A Ordinary Share, including any TDAC Class A Ordinary Shares issued upon conversion of TDAC Class B Ordinary Shares and other than TDAC Dissenting Shares (as defined below), will be cancelled in exchange for the right to receive one Class A ordinary share of ProLogium, par value $0.0001 per share (each, a "ProLogium Class A Ordinary Share"), (c) each TDAC Class A Ordinary Share that is issued and outstanding immediately prior to the First Merger Effective Time and held by a person who has validly exercised and perfected and not effectively withdrawn or lost such person's rights to dissent from the First Merger in accordance with Section 238 of the Companies Act (As Revised) of the Cayman Islands (the "Companies Act") (each, a "TDAC Dissenting Share") will be cancelled and cease to exist and will carry no right other than the right to receive the payment of the fair value of such TDAC Dissenting Share determined in accordance with Section 238 of the Companies Act, and (d) at the First Merger Effective Time, each issued and outstanding warrant to purchase TDAC Class A Ordinary Shares ("TDAC Warrants") will be converted into and become the right to receive a corresponding warrant to purchase ProLogium Class A Ordinary Shares on the same terms and conditions as the applicable TDAC Warrants ("ProLogium Warrants"). (6) Consists of ProLogium Class A Ordinary Shares issuable upon exercise of ProLogium Warrants. Each ProLogium Warrant will entitle the holder thereof to purchase one ProLogium Class A Ordinary Share at a price of $11.50 per share (subject to adjustment). (7) Based on the exercise price of ProLogium Warrants ($11.50). (8) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (9) Paid herewith.